ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable from the continuing operations consist of the following:

	December 31,
	2016	2015
Accounts receivable	$146,449	$9,569,468
Less: allowance for doubtful accounts	(68,336)	(8,913,180)
Net accounts receivable	78,113	656,288
Less: accounts receivable, net, held for discontinued operations	-	(602,037)
Accounts receivable, net, held for continuing operations	$78,113	$54,251

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2016	2015
Beginning balance	$8,913,180	$12,538,651
Addition (reduction)	(139,716)	164,039
Less: write-off	(8,493,813)	(3,247,077)
Exchange rate effect	(211,315)	(542,433)
Ending balance	68,336	8,913,180
Less: balance held for discontinued operations	-	(8,892,985)
Ending balance held for continuing operations	$68,336	$20,195